Summary of Significant Accounting Policies - Value Added Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other receivables, net
Other Receivables and Payables Disclosure [Line Items]
VAT receivables - current	$ 31	$ 32
Investments and other assets, net
Other Receivables and Payables Disclosure [Line Items]
VAT receivables - noncurrent	3	1
Accounts payable
Other Receivables and Payables Disclosure [Line Items]
VAT liabilities	$ 8	$ 8